Subsequent Events (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent events
Summary of open commodity derivative contracts

	Average	Weighted -	Average	Weighted -	Average	Weighted -	Asset
	Daily	Average	Daily	Average	Daily	Average	(Liability)
	Floor	Floor	Cap	Cap	Swap	Swap	Fair Market
Period	Volume	Price	Volume	Price	Volume	Price	Value
	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(in thousands)
Oct. - Dec. 2013	150	$75.00	150	$105.95	7,000	$95.01	$(4,205)
2014	—	—	—	—	7,950	92.67	(7,532)
2015	—	—	—	—	1,300	93.18	2,101
							$(9,636)

   The following table summarizes open commodity derivative contracts as of December 31, 2012:

Period	Average Daily Floor Volume	Weighted- Average Floor Price	Average Daily Cap Volume	Weighted- Average Cap Price	Average Daily Swap Volume	Weighted- Average Swap Price	Asset Fair Market Value
	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(in thousands)
2013	150	$75.00	150	$105.95	5,000	$94.15	$1,654
2014	—	—	—	—	4,950	92.65	956
2015	—	—	—	—	800	94.86	1,379

							$3,989

Subsequent events
Subsequent events
Summary of open commodity derivative contracts

The following table summarizes open commodity derivative contracts as of March 8, 2013:

Period	Average Daily Floor Volume	Weighted- Average Floor Price	Average Daily Cap Volume	Weighted- Average Cap Price	Average Daily Swap Volume	Weighted- Average Swap Price
	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)
2013	150	$75.00	150	$105.95	5,500	$94.50
2014	—	—	—	—	5,450	92.83
2015	—	—	—	—	1,300	93.18